Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2013
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net:

Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2011	2012	2013
GSN remeasurement gain*[1]	(26,991)	—	—
Sony Ericsson remeasurement gain*[1]	—	(102,331)	—
Gain on sale and remeasurement of M3 shares*[2]	—	—	(122,160)
Gain on sale of the U.S. headquarters building*[3]	—	—	(65,516)
Gain on sale of Sony City Osaki*[3]	—	—	(42,322)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1,4]	(4,465)	(2,882)	(10,399)
(Gain) loss on sale, disposal or impairment of assets, net*[4,5]	18,006	45,619	5,178

	(13,450)	(59,594)	(235,219)

*1	Refer to Note 24.

*2	Refer to Note 5.

*3	Refer to Note 8.

*4	Refer to Note 25.

*5	Refer to Notes 13, 18 and 19.

(2)	Research and development costs:

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2011, 2012 and 2013 were 426,814 million yen, 433,477 million yen and 473,610 million yen, respectively.

(3)	Advertising costs:

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2011, 2012 and 2013 were 396,425 million yen, 357,106 million yen and 354,981 million yen, respectively.

(4)	Shipping and handling costs:

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2011, 2012 and 2013 were 91,926 million yen, 76,644 million yen and 63,160 million yen, respectively, which included the internal transportation costs of finished goods.